Report of the directors financial review risk report (Tables)	6 Months Ended
Jun. 30, 2024
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments	Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector and represent the concentration of exposures on which credit risk is managed.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2024		At 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	86,703	(982)	76,579	(1,088)
Loans and advances to banks at amortised cost	14,334	(2)	14,372	(1)
Other financial assets measured at amortised cost	262,153	(10)	273,728	(70)
– cash and balances at central banks	116,062	—	110,618	—
– items in the course of collection from other banks	2,153	—	2,114	—
– reverse repurchase agreements – non-trading	63,892	—	73,494	—
– financial investments	13,039	—	8,861	—
– prepayments, accrued income and other assets[2]	66,422	(3)	56,845	(6)
– assets held for sale[3]	585	(7)	21,796	(64)
Total gross carrying amount on-balance sheet	363,190	(994)	364,679	(1,159)
Loans and other credit related commitments	138,058	(37)	125,616	(42)
Financial guarantees[4]	2,717	(10)	2,401	(16)
Total nominal amount off-balance sheet[5]	140,775	(47)	128,017	(58)
	503,965	(1,041)	492,696	(1,217)

	Fair value	Memorandum allowance for ECL[6]	Fair value	Memorandum allowance for ECL[6]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	43,331	(23)	37,427	(23)
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 39 includes both financial and non-financial assets.
3For further details on gross carrying amount and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 57. The significant reduction is due to the completion of the sale of our retail banking operations in France in January 2024.
4Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
5Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
6Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.

Disclosure of credit risk

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2024		At 31 Dec 2023
	Total gross loans and advances	Impairment allowances on loans and advances	Total gross loans and advances	Impairment allowances on loans and advances
	£m	£m	£m	£m
As reported	101,037	(984)	90,951	(1,089)
Reported in ‘Assets held for sale’	468	(7)	21,512	(64)
Total	101,505	(991)	112,463	(1,153)

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
	Armenia	Retail banking operations in France	Other[1]	Total
Gross Loans	£m	£m	£m	£m
Loans and advances to customers at amortised cost:	385	—	71	456
Personal	140	—	—	140
Corporate and Commercial	245	—	—	245
Non-bank financial institutions	—	—	71	71
Loans and advances to banks at amortised cost	12	—	—	12
At 30 Jun 2024	397	—	71	468
Impairment allowance
Loans and advances to customers at amortised cost:	(7)	—	—	(7)
Personal	(1)	—	—	(1)
Corporate and Commercial	(6)	—	—	(6)
Non-bank financial institutions	—	—	—	—
Loans and advances to banks at amortised cost	—	—	—	—
At 30 Jun 2024	(7)	—	—	(7)

Gross Loans
Loans and advances to customers at amortised cost:	—	13,319	90	13,409
Personal	—	10,916	—	10,916
Corporate and Commercial	—	2,362	—	2,362
Non-bank financial institutions	—	41	90	131
Loans and advances to banks at amortised cost	—	8,103	—	8,103
At 31 Dec 2023	—	21,422	90	21,512
Impairment allowance	—
Loans and advances to customers at amortised cost:	—	(64)	—	(64)
Personal	—	(61)	—	(61)
Corporate and Commercial	—	(3)	—	(3)
Non-bank financial institutions	—	—	—	—
Loans and advances to banks at amortised cost	—	—	—	—
At 31 Dec 2023	—	(64)	—	(64)
1Balances comprising assets held for sale relating to the planned sale of hedge fund administration services.

Disclosure of macroeconomic variables and probabilities	The following table describes key macroeconomic variables assigned in the consensus Central scenario.

Consensus Central scenario 3Q24-2Q29 (as at 2Q24)
	UK	France
GDP (annual average growth rate, %)
2024	0.5	0.8
2025	1.2	1.3
2026	1.6	1.5
2027	1.7	1.4
2028	1.6	1.3
5-year average[1]	1.4	1.3
Unemployment rate (%)
2024	4.5	7.6
2025	4.7	7.5
2026	4.5	7.0
2027	4.5	6.9
2028	4.5	6.6
5-year average[1]	4.6	7.0
House prices (annual average growth rate, %)
2024	0.0	(3.7)
2025	1.2	2.7
2026	3.2	4.1
2027	3.4	4.3
2028	2.4	3.8
5-year average[1]	2.3	3.1
Inflation (annual average growth rate, %)
2024	2.6	2.5
2025	2.2	1.9
2026	2.1	1.8
2027	2.2	1.9
2028	2.1	1.9
5-year average[1]	2.2	1.9
Central bank policy rate (annual average, %)
2024	5.2	3.8
2025	4.6	3.1
2026	4.0	2.7
2027	3.8	2.5
2028	3.6	2.5
5-year average[1]	4.0	2.8
1  The five-year average is calculated over a projected period of 20 quarters, from 3Q24 to 2Q29.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	France
GDP (annual average growth rate, %)
2024	0.3	0.8
2025	1.2	1.5
2026	1.7	1.6
2027	1.6	1.5
2028	1.6	1.5
5-year average[1]	1.3	1.4
Unemployment rate (%)
2024	4.7	7.5
2025	4.6	7.3
2026	4.3	7.0
2027	4.2	6.8
2028	4.2	6.8
5-year average[1]	4.4	7.1
House prices (annual average growth rate, %)
2024	(5.5)	(1.0)
2025	0.1	2.4
2026	3.5	4.0
2027	3.0	4.4
2028	3.0	4.0
5-year average[1]	0.8	2.8
Inflation (annual average growth rate, %)
2024	3.2	2.7
2025	2.2	1.8
2026	2.2	1.7
2027	2.3	1.9
2028	2.3	2.1
5-year average	2.4	2.0
Central bank policy rate (annual average, %)
2024	5.0	3.6
2025	4.3	2.8
2026	3.9	2.6
2027	3.8	2.6
2028	3.7	2.7
5-year average[1]	4.1	2.9
1  The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.

Consensus Upside scenario (3Q24-2Q29)
	UK		France
GDP level (%, start-to-peak)[1]	11.5	(2Q29)	9.2	(2Q29)
Unemployment rate (%, min)[2]	2.9	(2Q26)	6.1	(2Q26)
House price index (%, start-to- peak)[1]	19.1	(2Q29)	22.4	(2Q29)
Inflation rate (YoY % change, min)[3]	0.8	(2Q25)	1.1	(2Q25)
Central bank policy rate (%, min)[2]	3.6	(4Q28)	2.5	(3Q28)
1  Cumulative change to the highest level of the series during the 20-
quarter projection.
2  Lowest projected unemployment or policy rate in the scenario.
3  Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2024–2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	10.4	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	6.2	(4Q25)
House price index (%, start-to- peak)[1]	13.0	(4Q28)	19.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.5	(3Q24)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	2.6	(2Q26)
1  Cumulative change to the highest level of the series during the 20-
quarter projection.
2  Lowest projected unemployment or policy interest rate in the scenario.
3  Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario (3Q24-2Q29)
	UK		France
GDP level (%, start-to-trough)[1]	(0.7)	(3Q26)	(0.3)	(1Q25)
Unemployment rate (%, max)[2]	6.3	(3Q25)	8.5	(1Q25)
House price index (%, start-to- trough)[1]	(5.9)	(4Q25)	(0.5)	(4Q24)
Inflation rate (YoY % change, max)[3]	3.4	(2Q25)	3.5	(1Q25)
Central bank policy rate (%,max)[2]	5.6	(3Q24)	4.1	(1Q25)
1  Cumulative change to the lowest level of the series during the 20-
quarter projection.
2  The highest projected unemployment or policy rate in the scenario.
3  The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2024–2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(0.3)	(2Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	8.5	(4Q24)
House price index (%, start-to- trough)[1]	(12.0)	(2Q25)	(1.2)	(3Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.8	(2Q24)
Central bank policy rate (%,max)[2]	5.7	(1Q24)	4.2	(1Q24)
1Cumulative change to the lowest level of the series during the 20-
quarter projection.
2  The highest projected unemployment or policy interest rate in the scenario.
3  The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario (3Q24-2Q29)
	UK		France
GDP level (%, start-to-trough)[1]	(8.8)	(4Q25)	(7.4)	(3Q25)
Unemployment rate (%, max)[2]	8.4	(4Q25)	10.2	(2Q26)
House price index (%, start-to- trough)[1]	(29.7)	(2Q26)	(15.0)	(4Q26)
Inflation rate (YoY % change, max)[3]	10.2	(4Q24)	8.6	(4Q24)
Central bank policy rate (%,max)[2]	5.9	(3Q24)	5.0	(3Q24)
1Cumulative change to the lowest level of the series during the 20-
quarter projection.
2The highest projected unemployment or policy rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2024–2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(6.6)	(1Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	10.2	(4Q25)
House price index (%, start-to- trough)[1]	(30.2)	(4Q25)	(14.5)	(2Q26)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	8.6	(2Q24)
Central bank policy rate (%,max)[2]	6.0	(1Q24)	5.2	(1Q24)
1Cumulative change to the lowest level of the series during the 20-
quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard Weights	UK	France
2Q24
Upside	10	10	10
Central	75	75	75
Downside	10	10	10
Downside 2	5	5	5

4Q23
Upside	10	10	10
Central	75	75	75
Downside	10	10	10
Downside 2	5	5	5

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	UK	France
	£m	£m
At 30 June 2024
Reported allowance for ECL	53	80
Consensus Central scenario allowance for ECL	44	78
Consensus Upside scenario allowance for ECL	30	69
Consensus Downside scenario allowance for ECL	71	90
Downside 2 scenario allowance for ECL	306	117
Reported gross carrying amount[2]	140,730	132,577

At 31 December 2023
Reported allowance for ECL	67	78
Consensus Central scenario allowance for ECL	55	81
Consensus Upside scenario allowance for ECL	38	72
Consensus Downside scenario allowance for ECL	87	99
Downside 2 scenario allowance for ECL	276	112
Reported gross carrying amount[2]	144,215	142,389
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement
uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
	£m	£m
At 30 June 2024
Reported allowance for ECL	2	11
Consensus Central scenario allowance for ECL	2	11
Consensus Upside scenario allowance for ECL	2	11
Consensus Downside scenario allowance for ECL	2	11
Downside 2 scenario allowance for ECL	4	11
Reported gross carrying amount	1,934	18

At 31 December 2023
Reported allowance for ECL	2	74
Consensus Central scenario allowance for ECL	2	74
Consensus Upside scenario allowance for ECL	2	72
Consensus Downside scenario allowance for ECL	3	75
Downside 2 scenario allowance for ECL	4	78
Reported gross carrying amount	1,925	17,187
1ECL sensitivities exclude portfolios utilising less complex modelling approaches.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Management judgemental adjustments to ECL at 30 Jun 2024[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Banks, sovereigns, government entities and low risk counterparties	(14)	(5)	(19)
Corporate lending adjustments	—	24	24
Retail lending inflation-related adjustments	3	—	3
Other macroeconomic-related adjustments	—	—	—
Other retail lending adjustments	(5)	—	(5)
Total	(16)	19	3

Management judgemental adjustments to ECL at 31 Dec 2023[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Banks, sovereigns, government entities and low risk counterparties	(14)	(13)	(27)
Corporate lending adjustments	—	(36)	(36)
Retail lending inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	7	—	7
Other retail lending adjustments	2	—	2
Total	3	(49)	(46)
1Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Reviewed)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
Transfers of financial instruments:	61	(18)	(509)	26	448	(8)	—	—	—	—
– transfers from stage 1 to stage 2	(4,796)	5	4,796	(5)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	4,995	(23)	(4,995)	23	—	—	—	—	—	—
– transfers to stage 3	(204)	1	(348)	10	552	(11)	—	—	—	—
– transfers from stage 3	66	(1)	38	(2)	(104)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	11	—	(11)	—	—	—	—	—	—
Net new and further lending/ repayments	7,983	(1)	(417)	10	(489)	202	3	(3)	7,080	208
Changes to risk parameters – credit quality	—	11	—	(14)	—	(145)	—	(3)	—	(151)
Changes to model used for ECL calculation	—	(3)	—	10	—	—	—	—	—	7
Assets written off	—	—	—	—	(46)	45	—	—	(46)	45
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(2,647)	2	(191)	1	(50)	14	—	—	(2,888)	17
Others[2,3,4]	7,410	—	64	(2)	72	(8)	—	—	7,546	(10)
At 30 Jun 2024	175,035	(89)	14,392	(127)	2,491	(803)	38	(12)	191,956	(1,031)
ECL income statement change for the period		18		(5)		57		(6)		64
Recoveries										1
Others										(12)
Total ECL income statement change for the period										53

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
	At 30 Jun 2024		Half-year ended 30 Jun 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/ (charge)
	£m	£m	£m
As above	191,956	(1,031)	53
Other financial assets measured at amortised cost	262,153	(10)	2
Non-trading reverse purchase agreement commitments	49,856	—	—
Performance and other guarantee not considered for IFRS 9	—	—	(1)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	503,965	(1,041)	54
Debt instruments measured at FVOCI	43,331	(23)	(1)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,064)	53
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. At 30 June 2024, this amount decreased by
£(0.81)bn and was classified as stage 1 with no ECL.
3Total includes £468m of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £7m reflecting business disposals as disclosed in Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 57
4Total includes PBRS portfolio transferred to HSBC Bank Plc in first quarter of 2024.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Reviewed)
	Non-credit impaired				Credit Impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
Transfers of financial instruments:	690	(56)	(1,336)	89	646	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(14,106)	11	14,106	(11)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	15,023	(66)	(15,023)	66	—	—	—	—	—	—
– transfers to stage 3	(247)	—	(551)	39	798	(39)	—	—	—	—
– transfers from stage 3	20	(1)	132	(5)	(152)	6	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	48	—	(26)	—	—	—	—	—	22
Net new and further lending/ repayments	4,626	(1)	(1,916)	22	(442)	125	33	—	2,301	146
Changes to risk parameters – credit quality	—	(1)	—	(28)	—	(305)	—	(6)	—	(340)
Changes to model used for ECL calculation	—	(3)	—	18	—	—	—	—	—	15
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(2,398)	2	(231)	2	(49)	17	—	—	(2,678)	21
Others[2]	(9,061)	(9)	869	(24)	207	(66)	(1)	—	(7,986)	(99)
At 31 Dec 2023	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
ECL income statement change for the period		43		(14)		(180)		(6)		(157)
Recoveries										5
Others										(12)
Total ECL income statement change for the period										(164)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/ (charge)
	£m	£m	£m
As above	180,264	(1,147)	(164)
Other financial assets measured at amortised cost	273,728	(70)	—
Non-trading reverse purchase agreement commitments	38,704	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(7)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,696	(1,217)	(171)
Debt instruments measured at FVOCI	37,427	(23)	2
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,240)	(169)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. At 31 December 2023, these amounted to £(1.64)bn and were classified as stage 1 with no ECL.

Disclosure of value at risk	The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
	Foreign exchange (‘FX’) and commodity	Interest rate (‘IR’)	Equity (‘EQ’)	Credit spread (‘CS’)	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2024	10.0	15.0	10.7	7.0	(16.5)	26.2
Average	8.1	21.4	9.5	7.4	(18.4)	27.9
Maximum	14.8	27.8	11.5	9.3		37.2
Minimum	4.2	12.6	8.1	4.5		18.7

Half-year to 30 Jun 2023	15.9	23.7	10.3	11.9	(28.9)	32.8
Average	12.0	26.1	10.0	8.6	(24.5)	32.3
Maximum	17.0	42.0	14.7	11.9	—	44.0
Minimum	7.0	18.9	7.8	6.2	—	25.6

Half-year to 31 Dec 2023	6.2	20.1	11.0	5.2	(17.0)	25.4
Average	10.9	25.5	9.9	9.8	(23.8)	32.2
Maximum	17.2	50.2	11.8	12.7		55.4
Minimum	5.6	13.8	8.6	5.2		19.0
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 10day
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Half-year to 30 Jun 2024	128.4	36.9	(40.1)	125.3
Average	143.6	36.3	(37.6)	142.4
Maximum	202.3	42.0		216.3
Minimum	66.2	29.6		70.0

Half-year to 30 Jun 2023	96.8	35.1	(22.8)	109.1
Average	73.8	27.4	(21.7)	79.6
Maximum	120.0	42.0	—	118.3
Minimum	45.8	19.3	—	53.4

Half-year to 31 Dec 2023	101.1	23.9	(21.5)	103.5
Average	107.8	24.9	(29.2)	103.4
Maximum	126.5	38.5	—	113.5
Minimum	92.8	19.9	—	93.7
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect.

Additional information about insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life Direct Participating and investment DPF contracts[1]	Life other[2]	Other contracts[3]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	21,248	81	998	1,427	23,754
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,983	68	992	885	15,928
– derivatives	50	—	—	3	53
– financial investments – at amortised cost	50	—	—	2	52
– financial investments at fair value through other comprehensive income	6,332	—	—	443	6,775
– other financial assets[4]	833	13	6	94	946
Insurance contract assets	—	39	—	—	39
Reinsurance contract assets	—	130	—	—	130
Other assets and investment properties	726	76	—	69	871
Total assets at 30 Jun 2024	21,974	326	998	1,496	24,794
Liabilities under investment contracts designated at fair value	—	—	1,056	—	1,056
Insurance contract liabilities	20,287	287	—	—	20,574
Reinsurance contract liabilities	—	29	—	—	29
Deferred tax	—	9	—	—	9
Other liabilities	—	—	—	2,003	2,003
Total liabilities	20,287	325	1,056	2,003	23,671
Total equity	—	—	—	1,123	1,123
Total liabilities and equity at 30 Jun 2024	20,287	325	1,056	3,126	24,794

Financial assets	21,284	101	942	1,331	23,658
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,101	78	935	776	14,890
– derivatives	92	—	—	5	97
– financial investments – at amortised cost	218	—	—	14	232
– financial investments at fair value through other comprehensive income	6,947	—	—	452	7,399
– other financial assets[4]	926	23	7	84	1,040
Insurance contract assets	—	41	—	—	41
Reinsurance contract assets	—	145	—	—	145
Other assets and investment properties	748	75	—	82	905
Total assets at 31 Dec 2023	22,032	362	942	1,413	24,749
Liabilities under investment contracts designated at fair value	—	—	1,002	—	1,002
Insurance contract liabilities	20,289	306	—	—	20,595
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	2	2
Other liabilities	—	—	—	1,966	1,966
Total liabilities	20,289	339	1,002	1,968	23,598
Total equity	—	—	—	1,151	1,151
Total liabilities and equity at 31 Dec 2023	20,289	339	1,002	3,119	24,749
1  ‘Life direct participating and investment DPF’ contracts are substantially measured under the variable fee approach measurement model.
2  ‘Life other’ mainly includes protection type contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature ('DPF') contracts.
3  ‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4  Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.